Related Parties	12 Months Ended
Jan. 31, 2020
Disclosure of transactions between related parties [abstract]
Related Parties

35	Related Parties

(a)	Loans (to)/from related parties

	Opening balance NZ$000s	Closing balance NZ$000s
Loans to related parties
Cullen Investments Limited - 31 January 2020	-	-
Cullen Investments Limited - 31 January 2019	11,536	-
Whitespace Atelier Limited - 31 January 2020	282	-
Whitespace Atelier Limited - 31 January 2019	273	282
FOH Online Inc. - 31 January 2020	-	-
FOH Online Inc. - 31 January 2019	3,518	-
Loans from related parties
SBL Holdings - 31 January 2020	(1449)	-
SBL Holdings - 31 January 2019	-	(1,449)
Naked Inc. - 31 January 2020	-	-
Naked Inc. - 31 January 2019	(1,369)	-
EJ Watson – 31 January 2020	(2,289)	-
EJ Watson – 31 January 2019	-	(2,289)

Whitespace Atelier Limited (“Whitespace”) is no longer regarded as a related party. Transactions in the prior year amounted to $12.7m and at 31 January 2019, the Group had made prepayments totalling $281,714.

Subsequent to the merger with Naked Brand Group Inc. on 19th June 2018, Naked Brand Group Inc. became part of the Group as at 31 January 2019. The balances between the subsidiaries are eliminated in the Group Balance Sheet.

Subsequent to the acquisition of FOH Online Inc. on 8 December 2018, FOH Online Inc. became part of the Group as at 31 January 2019. The balances between the subsidiaries are eliminated in the Group Balance Sheet.

During the year, a financial liability relating to a shareholder loan created on the acquisition of FOH Online Corp Inc. was derecognised as the current acquisition accounting results in a debt free balance with the shareholder. This adjustment is reflected in the 31 January 2020 accounts in a reduction to the carrying value of the acquired intangible asset with a write back to the profit and loss account for the accrued and capitalised interest. This has resulted in a reduction to the carrying value of the acquired intangible asset with a write back to the profit and loss account for accrued and capitalised interest. Further information can be found in note 17.

During the period, the loan payable to SBL Holdings Limited was extinguished through the issuance of shares in the Company.

During the period, The Group received tax services from Rothsay Chartered Accountants, an accountancy firm, in which a director of the company held a senior position. The Group received services to the value of $32,503.